Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Regulatory Assets And Liabilities Tables Abstract
Summary Of Regulatory Assets And Liabilities
	December 31,
	2010	2009	Recovery Period

REGULATORY ASSETS	(in millions)
Current regulatory assets:
Brazil tariff recoveries:(1)
Energy purchases	$62	$144	Over tariff reset period
Transmission costs, regulatory fees and other	82	120	Over tariff reset period
El Salvador tariff recoveries(2)	67	125	Over tariff reset period
Other(3)	1	6	Various
Total current regulatory assets	212	395

Noncurrent regulatory assets:
Defined benefit pension obligations at IPL(4)(5)	235	217	Various
Income taxes recoverable from customers(4)(6)	66	70	Various
Brazil tariff recoveries:(1)
Energy purchases	18	22	Over tariff reset period
Transmission costs, regulatory fees and other	32	30	Over tariff reset period
Other (3)	119	111	Various
Total noncurrent regulatory assets	470	450
TOTAL REGULATORY ASSETS	$682	$845

REGULATORY LIABILITIES
Current regulatory liabilities:
Efficiency program costs(7)	$58	$133	Over tariff reset period
Brazil tariff recoveries:(1)
Energy purchases	118	61	Over tariff reset period
Transmission costs, regulatory fees and other	71	67	Over tariff reset period
Other(8)	39	35	Various
Total current regulatory liabilities	286	296

Noncurrent regulatory liabilities:
Asset retirement obligations (9)	509	482	Over life of assets
Brazil special obligations(10)	435	402	To be determined
Brazil tariff recoveries:(1)
Energy purchases	69	42	Over tariff reset period
Transmission costs, regulatory fees and other	57	35	Over tariff reset period
Efficiency program costs(7)	54	4	Over tariff reset period
Other(8)	13	17	Various
Total noncurrent regulatory liabilities	1,137	982
TOTAL REGULATORY LIABILITIES	$1,423	$1,278

Summary Of Regulatory Assets By Region
	December 31,
	2010	2009

	(in millions)
Latin America	$265	$445
North America	417	400
Total regulatory assets	$682	$845

Summary Of Regulatory Liabilities By Region
	December 31,
	2010	2009

	(in millions)
Latin America	$897	$772
North America	526	506
Total regulatory liabilities	$1,423	$1,278